Income tax expense – Summary Of unused tax losses for which no deferred tax asset recognised (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Temporary differences related to Shinhan EZ General Insurance, Ltd	₩ 114,422
Shinhan EZ General Insurance, Ltd [Member]
Disclosure Of Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Temporary differences related to Shinhan EZ General Insurance, Ltd	₩ 119,553	₩ 0